Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2013
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital
13. Common Stock and Additional Paid-in Capital

Net Loss Attributable to Dryships Inc. and Transfers from the Non-controlling Interest:

The following table represents the effects of any changes in Dryships Inc. ownership interest in a subsidiary on the equity attributable to the shareholders of Dryships Inc.

	Year Ended December 31,

	2011	2012	2013

Net loss attributable to Dryships Inc.	$(70,128)	$(246,778)	$(223,093)
Transfers to the non-controlling interest:	1	1	1
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(75,231)	(81,760)	(45,542)

Net transfers to the non-controlling interest	(75,231)	(81,760)	(45,542)
Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(145,359)	$(328,538)	$(268,635)

Issuance of common shares

On October 4, 2013, the Company filed a prospectus supplement to the universal shelf registration statement on Form F-3 filed on August 30, 2013, pursuant to an at-the-market offering for up to $200,000 of the Company's common shares. In connection with the offering, the Company entered into a Sales Agreement with Evercore Group L.L.C., ("Evercore"), the sales agent, dated October 4, 2013. During 2013, 6,892,233 common shares were issued and sold pursuant to the at-the-market offering, resulting in net proceeds of $23,655, after deducting commissions, while in 2014, 20,837,582 common shares were issued and sold pursuant to the at-the-market offering, resulting in net proceeds of $84,547, after deducting commissions.

Issuance of Series A preferred stock

On July 15, 2009, the Company issued 52,238,806 shares of its Series A Convertible Preferred Stock ('Preferred Stock') under its agreement to acquire the remaining 25% of the total issued and outstanding capital stock of Ocean Rig. The aggregate face value of these shares was $280,000 and the fair value of the Preferred Stock was determined by management to be $268,000.

The Company determined that the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig was more reliably measurable than the fair value of the preferred stock issued. The Company determined that $318,000 was the fair value of the 25% of the outstanding common shares of Ocean Rig in accordance with fair value guidance by weighting the fair values derived using the following three valuation methods: (i) Fair value of the net assets of Ocean Rig; (ii)

Discounted cash flow method; and (iii) Comparable company approach. Based on the foregoing, the Company recorded the preferred stock at $268,000, which was calculated as the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig of $318,000 less cash consideration of $50,000.

The changes in the Company's ownership interest in Ocean Rig did not represent a change in control and therefore the Company accounted for this transaction as an equity transaction with no gain or loss recorded in the consolidated statement of operations or comprehensive income. The difference between the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig and the amount the non-controlling interest was recognized as equity attributable to the parent.

The Preferred Stock accrued cumulative dividends on a quarterly basis at an annual rate of 6.75% of the aggregate face value. Dividends were payable in preferred stock or cash, if cash dividends had been declared on common stock. Such accrued dividends were payable in additional shares of preferred stock immediately prior to any conversion.

Each share of this instrument mandatorily converted into shares of the Company's common stock proportionally, upon the contractual delivery of each of the four newbuilding ultra deepwater drillships at a premium of 127.5% of the original purchase price. Furthermore, each share of this instrument could also be converted into shares of the Company's common stock at any time at the option of the holder at a conversion rate of 1.0:0.7.

During 2011 and following each delivery of the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos,  the shares of Preferred Stock held by each holder, amounting to a total of 52,238,806 were converted, at the conversion price, into a total 40,971,612 shares of common stock. On each delivery date of the above drillships, the cumulative accrued stock dividend was converted into a total of 6,532,979 shares of Preferred Stock, which following the delivery of the last drilliship, were converted at the conversion price, into 5,123,905 shares of common stock.

Sale of Ocean Rig shares

On April 17, 2012, the Company completed a public offering of an aggregate of 11,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $180,485 of net proceeds from the public offering. The net assets of Ocean Rig as of April 17, 2012, amounted to $3,003,954. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests which amounted to $81,760 was recognized in equity attributable to the controlling interest.

On February 14, 2013, the Company completed a public offering of an aggregate of 7,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $122,960 of net proceeds from the public offering. The net assets of Ocean Rig as of February 14, 2013, amounted to $2,950,992. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests, which amounted to $45,542, was recognized in equity attributable to the controlling interest.

Treasury stock

During September 2011, April 2012 and January 2013, the share borrower described in Note 11 returned to the Company an aggregate of 21,000,000 loaned shares of the Company's common stock, which were not retired and are held as treasury stock.

Repurchase program

On December 6, 2011, Ocean Rig announced that its board of directors had approved a repurchase program for up to a total of $500,000 of its common shares and 9.5% senior unsecured notes due 2016 (Note 11). Ocean Rig's common shares and unsecured notes could be purchased under the program from time to time through December 31, 2013. As of December 31, 2013, Ocean Rig had not purchased any common shares or unsecured notes under this program.

 Partial Spin-off

On August 2, 2011, the Company's Board of Directors approved the partial spin-off of its interest in Ocean Rig. On October 5, 2011, the Company completed the partial spin off of the Ocean Rig by distributing an aggregate of 2,967,291 of the Ocean Rig common shares after giving effect to the treatment of fractional shares, on a pro rata basis to DryShips' shareholders as of the record date of September 21, 2011, or $60,191, as an adjustment to "Additional Paid-in Capital" being the carrying amount of Ocean Rig's net assets transferred, with a corresponding credit to non-controlling interests. "Additional Paid-in Capital" was similarly adjusted by $926 for the portion of the accumulated other comprehensive loss transferred to the non-controlling interests. In lieu of fractional shares, DryShips' transfer agent aggregated all fractional shares that would otherwise be distributable to DryShips' shareholders and sold a total of 105 common shares on behalf of those shareholders who would otherwise be entitled to receive a fractional share of the Ocean Rig's common stock. Following the distribution, each such shareholder received a cash payment in an amount equal to its pro rata share of the total net proceeds of the sale of fractional shares. On October 19, 2011, an amount of 255,036 shares of the total shares that were distributed in the partial spin off were returned to Dryships pursuant to the Share Lending Agreements, dated April 21, 2010 and November 19, 2009, by and between DryShips and Deutsche Bank AG, London Branch, as share borrower (Note 11).

At December 31, 2011, the balance of non-controlling interests was also adjusted by $3,488, with an equal offset (debit) in "Additional Paid-in Capital", to reflect the exact percentage (rounded to the second decimal) of non-controlling interests as of that date.

Stockholders Rights Agreement

As of January 18, 2008, the Company entered into a Stockholders Rights Agreement (the "Agreement"). Under the Agreement, the Company's Board of Directors declared a dividend payable of one preferred share purchase right, ("Right"), to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding common share. Each Right entitles the registered holder, upon the occurrence of certain events, to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock or additional shares of common stock. As of December 31, 2013, no exercise of any Rights had occurred. As of July 9, 2009, an amendment was effected to the Agreement to reflect the issuance of Series A Convertible Preferred Stock.